KRAMER  LEVIN  NAFTALIS  &  FRANKEL  LLP

GEORGE M. SILFEN

PARTNER

PHONE 212-715-9522

FAX 212-715-8036

GSILFEN@KRAMERLEVIN.COM

June 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Arden Investment Series Trust File Nos. 333-180881, 811-22701

Ladies and Gentlemen:

We understand that our client, Arden Investment Series Trust (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 (the “Amendment”) to its registration statement on Form N-1A (the “Registration Statement”). This Amendment is filed for the purpose of submitting exhibits pursuant to Item 28 of Form N-1A and incorporating other non-material changes to the prospectus and statement of additional information of Arden Alternative Strategies II. Nothing in this Amendment would render it ineligible to become effective.

Registrant is seeking an accelerated and expedited review and will be filing a formal acceleration request pursuant to Rule 461 under the Securities Act of 1933 following the filing of this Amendment.

If you have any questions concerning this filing, please call me at 212-715-9522.

Very truly yours,

/s/ George M. Silfen

George M. Silfen

cc:	Henry P. Davis Thomas G. Kennedy

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